Equity - Non-controlling interests - Comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	€ 612	€ 256	€ 299
Debit part of comprehensive income attributable to non-controlling interests	(31)	(98)	(69)
Total part of comprehensive income attributable to non-controlling interests	580	158	230
Sonatel [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	263	176	181
Orange Polska [Member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	215		12
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	13	25	16
Orange Cote d'Ivoire [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	55	39	36
Orange Bank [member]
Disclosure of classes of share capital [line items]
Debit part of comprehensive income attributable to non-controlling interests	(22)	(50)	(62)
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	27		€ 15
Debit part of comprehensive income attributable to non-controlling interests		(3)
Medi Telecom [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	€ 23
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Debit part of comprehensive income attributable to non-controlling interests		€ (35)